UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10351

        Nuveen Georgia Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Georgia Dividend Advantage Municipal Fund (NZX)
	February 29, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 26.2% (17.2% of Total Investments)
$ 1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus	12/12 at 100.00	Aaa	$1,014,650
	Housing LLC Project, Series 2002, 5.250%, 12/01/21 – AMBAC Insured
1,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC	7/17 at 100.00	A1	898,220
	Project, Series 2007, 5.000%, 7/01/39
1,475	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease	8/14 at 100.00	A1	1,462,728
	Revenue Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/20 – XLCA Insured
1,620	Bulloch County Development Authority, Georgia, Student Housing Lease Revenue Bonds, Georgia	8/12 at 100.00	Aaa	1,634,321
	Southern University, Series 2002, 5.000%, 8/01/20 – AMBAC Insured
500	Carrollton Payroll Development Authority, Georgia, Student Housing Revenue Bonds, University	9/14 at 100.00	A2	477,625
	of West Georgia, Series 2004A, 5.000%, 9/01/21 – XLCA Insured
1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic	4/12 at 100.00	AAA	1,009,700
	Association, Series 2001, 5.000%, 10/01/20 – AMBAC Insured
200	Gainesville Redevelopment Authority, Georgia, Educational Facilities Revenue Bonds, Riverside	3/17 at 100.00	N/R	163,974
	Military Academy Project, Series 2007, 5.125%, 3/01/37
500	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Center LLC, Series	12/15 at 100.00	A–	450,935
	2005A, 5.000%, 12/01/34 – XLCA Insured

7,295	Total Education and Civic Organizations			7,112,153

	Energy – 2.1% (1.4% of Total Investments)
650	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series	1/15 at 100.00	BBB	536,627
	2007, 4.700%, 7/01/22 (Alternative Minimum Tax)

	Health Care – 24.8% (16.2% of Total Investments)
150	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,	12/09 at 100.00	BB+	147,392
	Series 1997, 5.250%, 12/01/12
190	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,	12/08 at 102.00	BB+	168,179
	Series 1998, 5.375%, 12/01/28
440	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds,	7/11 at 101.00	BBB	421,480
	Memorial Health University Medical Center Inc., Series 2001A, 6.125%, 1/01/24
500	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical	1/17 at 100.00	AAA	462,030
	Center, Series 2007, 5.000%, 1/01/27 – MBIA Insured
1,000	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional	1/12 at 101.00	AAA	1,014,580
	Medical Center, Series 2002, 5.375%, 1/01/19 – MBIA Insured
500	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	12/14 at 100.00	BBB	461,275
	Center, Series 2004, 5.250%, 12/01/22
500	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series	7/14 at 101.00	Aaa	491,610
	2004, 5.000%, 7/01/20 – MBIA Insured
500	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series	10/17 at 100.00	A2	459,460
	2007, 5.250%, 10/01/35
500	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System,	1/14 at 100.00	AA	481,605
	Series 2003, 5.250%, 7/01/23 – RAAI Insured
2,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/12 at 101.00	AAA	1,935,740
	Medical Center, Series 2002, 5.250%, 10/01/27 – AMBAC Insured
750	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/17 at 100.00	A+	670,005
	Medical Center, Series 2007, 5.000%, 10/01/33

7,030	Total Health Care			6,713,356

	Housing/Multifamily – 1.3% (0.9% of Total Investments)
350	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Aaa	337,127
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured

	Housing/Single Family – 13.1% (8.6% of Total Investments)
650	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%,	12/11 at 100.00	AAA	639,529
	12/01/22 (Alternative Minimum Tax)
1,000	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2, 4.500%,	12/15 at 100.00	AAA	860,880
	12/01/27 (Alternative Minimum Tax)
2,000	Georgia Housing and Finance Authority, Single Family Mortgage Resolution 1 Bonds, Series	12/11 at 100.00	AAA	2,058,640
	2002A-2, 5.450%, 12/01/22 (Alternative Minimum Tax)

3,650	Total Housing/Single Family			3,559,049

	Industrials – 6.4% (4.2% of Total Investments)
1,000	Cartersville Development Authority, Georgia, Waste and Wastewater Facilities Revenue Refunding	2/12 at 100.00	A	981,810
	Bonds, Anheuser Busch Cos. Inc. Project, Series 2002, 5.950%, 2/01/32 (Alternative Minimum Tax)
750	Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002,	7/12 at 100.00	AAA	762,368
	5.000%, 7/01/19 – MBIA Insured

1,750	Total Industrials			1,744,178

	Long-Term Care – 2.3% (1.5% of Total Investments)
500	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	379,930
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42
250	Medical Center Hospital Authority, Georgia, Revenue Bonds, Spring Harbor at Green Island,	No Opt. Call	N/R	246,478
	Series 2007, 5.000%, 7/01/11

750	Total Long-Term Care			626,408

	Materials – 2.2% (1.4% of Total Investments)
20	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	11/13 at 100.00	BBB	18,544
	International Paper Company, Series 2003A, 5.750%, 11/01/27 (Alternative Minimum Tax)
600	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding	2/12 at 101.00	BBB	577,470
	Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)

620	Total Materials			596,014

	Tax Obligation/General – 10.7% (7.0% of Total Investments)
360	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue	7/17 at 100.00	AAA	318,215
	Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
	(Alternative Minimum Tax)
200	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – FSA Insured	1/17 at 100.00	AAA	196,512
700	Georgia State, General Obligation Bonds, Series 2007, 5.000%, 8/01/24	8/17 at 100.00	AAA	705,733
500	Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	542,085
600	Paulding County School District, Georgia, General Obligation Bonds, Series 2007,	2/17 at 100.00	AA+	575,232
	5.000%, 2/01/33
595	Puerto Rico, General Obligation Bonds, Series 2004A, 5.250%, 7/01/22	7/14 at 100.00	BBB–	572,342

2,955	Total Tax Obligation/General			2,910,119

	Tax Obligation/Limited – 7.8% (5.1% of Total Investments)
40	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007, 5.000%,	12/17 at 100.00	AAA	38,976
	12/01/23 – AGC Insured
250	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.400%, 1/01/20	7/15 at 100.00	N/R	230,908
250	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	216,053
1,525	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public	8/12 at 101.00	AA	1,628,090
	Facilities Projects, Series 2002A, 5.000%, 8/01/14

2,065	Total Tax Obligation/Limited			2,114,027

	Transportation – 3.8% (2.5% of Total Investments)
1,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.400%, 1/01/15 –	1/10 at 101.00	A+	1,035,340
	FGIC Insured

	U.S. Guaranteed – 32.8% (21.5% of Total Investments) (4)
565	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.000%, 10/01/16	10/12 at 100.00	AAA	604,335
	(Pre-refunded 10/01/12) – FSA Insured
1,500	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light	1/13 at 100.00	A3 (4)	1,623,825
	Commission Project, Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) – FGIC Insured
1,250	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	A– (4)	1,332,875
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)
830	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/18 (Pre-refunded 8/01/12)	8/12 at 100.00	AAA	887,702
1,900	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett	2/12 at 102.00	AAA	2,069,575
	Hospital System Inc. Project, Series 1997B, 5.300%, 9/01/27 (Pre-refunded 2/14/12) –
	MBIA Insured
1,200	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/11 at 102.00	Baa2 (4)	1,322,844
	2001, 5.750%, 10/01/31 (Pre-refunded 10/01/11)
1,000	Rockdale County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1999A, 5.375%,	1/10 at 101.00	AAA	1,053,910
	7/01/29 (Pre-refunded 1/01/10) – MBIA Insured

8,245	Total U.S. Guaranteed			8,895,066

	Utilities – 2.0% (1.3% of Total Investments)
500	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	AAA	532,320
	5.250%, 11/01/15 – MBIA Insured

	Water and Sewer – 17.1% (11.2% of Total Investments)
1,200	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/24 –	11/14 at 100.00	AAA	1,183,896
	FSA Insured
350	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 6/01/37	6/18 at 100.00	Aa3	330,974
890	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds,	6/17 at 100.00	AAA	846,648
	Series 2007, 5.000%, 6/01/37 – MBIA Insured
375	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%,	4/17 at 100.00	AAA	357,854
	4/01/37 – FSA Insured
500	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 –	1/14 at 100.00	AA–	503,489
	FGIC Insured
1,395	Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series 2001B, 5.000%, 10/01/21	10/11 at 101.00	AA–	1,410,595

4,710	Total Water and Sewer			4,633,456

$ 41,570	Total Investments (cost $42,233,439) – 152.6%			41,345,240

	Other Assets Less Liabilities – 2.8%			752,907

	Preferred Shares, at Liquidation Value – (55.4)% (5)			(15,000,000)

	Net Assets Applicable to Common Shares – 100%			$27,098,147

Forward Swaps outstanding at February 29, 2008:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

Goldman Sachs	$ 400,000	Pay	3-Month USD-LIBOR	5.375%	Semi-Annually	4/23/08	4/23/30	$ 30,361
Royal Bank of Canada	2,200,000	Pay	SIFM	4.335	Quarterly	8/06/08	8/06/37	123,466

								$153,827

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM-The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of February 29, 2008. Subsequent to February 29, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for
CIFG-insured, FGIC-insured and XLCA-insured bonds. As of February 29, 2008, one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (36.3)%.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund. At February 29, 2008, the cost of investments was $42,314,982.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2008, were as follows:

Gross unrealized:
Appreciation	$ 765,403
Depreciation	(1,735,145)

Net unrealized appreciation (depreciation) of investments	$ (969,742)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Georgia Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 29, 2008